Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 41,527
Impairment		$ (165)
Ending balance	41,072	41,527
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(4,358)	(3,656)
Effect of movements in foreign exchange	34	(16)
Amortization	(322)	(715)
Impairment		(165)
Disposals	9	62
Transfer (to)/from other asset categories and other movements	110	132
Ending balance	(4,528)	(4,358)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	45,885	46,108
Effect of movements in foreign exchange	(448)	(789)
Acquisitions through business combinations		162
Acquisitions and expenditures	212	557
Disposals	(17)	(142)
Transfer (to)/from other asset categories and other movements	(32)	(11)
Ending balance	45,600	45,885
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	39,386
Ending balance	38,980	39,386
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(41)
Ending balance	(41)	(41)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	39,427
Effect of movements in foreign exchange	(406)
Ending balance	39,021	39,427
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	959
Ending balance	851	959
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,072)
Effect of movements in foreign exchange	5
Amortization	(114)
Disposals	4
Transfer (to)/from other asset categories and other movements	80
Ending balance	(2,097)	(2,072)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	3,031
Effect of movements in foreign exchange	(7)
Disposals	(5)
Transfer (to)/from other asset categories and other movements	(71)
Ending balance	2,948	3,031
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	791
Ending balance	725	791
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,181)
Effect of movements in foreign exchange	30
Amortization	(187)
Disposals	2
Transfer (to)/from other asset categories and other movements	30
Ending balance	(2,306)	(2,181)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,972
Effect of movements in foreign exchange	(37)
Acquisitions and expenditures	28
Disposals	(3)
Transfer (to)/from other asset categories and other movements	71
Ending balance	3,031	2,972
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	391
Ending balance	516	391
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(64)
Effect of movements in foreign exchange	(1)
Amortization	(21)
Disposals	2
Ending balance	(84)	(64)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	455
Effect of movements in foreign exchange	2
Acquisitions and expenditures	184
Disposals	(9)
Transfer (to)/from other asset categories and other movements	(32)
Ending balance	$ 600	$ 455